Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes
Schedule of components of income tax expense

	Year ended December 31,
	2012	2013	2014
	$	$	$
Current tax (note)	706,173	29,676,438	75,707,878
Deferred tax	—	(11,126,647)	(35,729,733)

Total tax expenses	706,173	18,549,791	39,978,145

Note:	All current tax was related to income tax in PRC.

Schedule of reconciliation of the income tax expense to income (loss) before income tax and share of loss of affiliates

	Year ended December 31,
	2012	2013	2014
	$	$	$
(Loss) income before income tax and share of loss of affiliates	(8,765,901)	70,849,654	172,999,829
Computed income tax expense at PRC EIT tax rate	(2,191,475)	17,712,413	43,249,958
Effect of non-deductible expenses, including:
—Share-based compensation expenses	1,899,237	3,114,066	9,197,612
—Inventory wastage (note)	(981,266)	—	—
—Other non-deductible expenses	20,561	352,329	1,547,828
Effect of different tax rates of a subsidiary operating in other jurisdiction	135,975	(162,863)	94,330
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(136,527)	(1,963,422)	(7,531,005)
Effect of non-taxable income	—	—	(3,307,317)
Change in valuation allowance	1,959,668	(502,732)	(2,592,681)
Others	—	—	(680,580)

Actual income tax expenses	706,173	18,549,791	39,978,145

Note:	Inventory wastage represents subsequent reversal of prior year's non-deductible expenses upon approval by local tax bureau.

Schedule of aggregate amount and per share effect of the tax holidays and tax concessions

	Year ended December 31,
	2012	2013	2014
	$	$	$
The aggregate effect	136,527	1,963,422	7,531,005
Per share effect:
Class A ordinary share:
—basic	0.00	0.02	0.07
—diluted	0.00	0.02	0.07
Class B ordinary share:
—basic	0.00	0.02	0.07
—diluted	0.00	0.02	0.07

Schedule of the principal components of deferred tax assets

	As of December 31,
	2013	2014
	$	$
Deferred tax assets:
Net operating loss carry forwards	33,928	10,521,107
Allowance for doubtful debts	65,368	263,186
Allowance for intangible assets and other investment	—	1,102,710
Inventory write-down	5,059,396	3,063,700
Payroll payable and other accruals	4,460,609	9,614,072
Deferred revenue	12,648,865	17,431,043
Advertising expenses	625,384	3,925,162
Others	153,906	156,732
Foreign exchange (note)	(827,062)	45
Less: valuation allowance	(11,093,747)	(8,501,066)

Total deferred tax assets	11,126,647	37,576,691

Deferred tax liability :
Intangible assets	—	39,115,580

Total deferred tax liability	11,126,647	39,115,580

Note:

Foreign exchange represents the differences of exchange rate on balance sheet date used to translate the deferred tax assets balances and the weighted average rate used to translate the valuation allowance recognized during the period.